Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [line items]
Issued share capital
	Growth shares	Series A shares	Series B shares	Series C shares	Ordinary shares	Deferred shares
Issued and fully paid share capital (0.2p per share, except deferred shares which are 0.01p per share)
At January 1, 2019 - adjusted	391	—	—	—	20,849,445	11,805,500
Repurchased and cancelled	—	—	—	—	—	(6,024,000)
New shares issued for cash	—	—			3,297,560	—
Exercise of share options	—	—	—	—	38,125	—
At December 31, 2019	391	—	—	—	24,185,130	5,781,500
Repurchased and cancelled	—	—	—	—	-	(2,932,499)
New shares issued for cash	—	—	—	—	6,540,050	2,944,500
New shares issued for non-cash consideration	—	—			1,042,560	—
Exercise of share options	—	—	—	—	15,145	—
At December 31, 2020	391	—	—	—	31,782,885	5,793,501
Repurchased and cancelled	(391)	—	—	—	—	—
New shares issued for cash	—	—	—	—	12,003,203	—
Exercise of share options	—	—	—	—	76,762	—
At December 31, 2021	—	—	—	—	43,862,850	5,793,501

Allotted, called up and fully paid
	2021 £	2020 (Adjusted) £
Allotted, called up and fully paid
Ordinary shares	87,726	63,566
Series A shares	—	—
Series B shares	—	—
Series C shares	—	—
Growth shares	—	—
Deferred shares	579	579
	88,305	64,145

Share Premium [Member]
Disclosure of classes of share capital [line items]
Issued share capital

Share premium
£’000
At January 1, 2019 – adjusted	—
At December 31, 2019	—
At December 31, 2020	—
New shares issued for cash	210,961
Exercise of share options	952
Equity-settled share-based payment transaction	325
At December 31, 2021	212,238